Revenue from Sale of Goods (Tables)	12 Months Ended
Jul. 31, 2021
Revenue [abstract]
Schedule of gross revenue
For the year ended		July 31, 2021			July 31, 2020
Revenue stream	Cannabis sales excluding beverages	Cannabis beverage sales[1]	Total	Cannabis sales excluding beverages	Cannabis beverage sales	Total
	$	$	$	$	$	$
Retail	143,098	15,821	158,919	101,713	2,851	104,564
Medical	1,769	-	1,769	3,299	-	3,299
Wholesale	2,458	-	2,458	995	-	995
International	9,935	-	9,935	1,291	-	1,291
Total revenue from sale of goods	157,260	15,821	173,081	107,298	2,851	110,149